Notes and Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Notes and Convertible Notes Payable [Abstract]
Schedule of Notes Payable

Notes payable as of December 31, 2025 and 2024 were as follows:

	2025	2024

SBA Disaster Relief Loans	$450,000	$450,000
1800 Diagonal Note Payable IV, April 2024	–	36,064
Leaf Capital Note Payable, August 2024	74,550	177,055
1800 Diagonal Note Payable VIII, July 2025	176,061	–
1800 Diagonal Note Payable IX, October 2025	110,252	–
1800 Diagonal Note Payable X, November 2025	137,816
Face value of notes payable	948,679	663,119
Less: unamortized discounts	(109,027)	(27,414)
Notes payable, total	839,652	635,705
Less: long term portion	(450,000)	(508,610)
Notes payable, current portion	$389,652	$127,095

Schedule of Net Amortized Value	Such notes payable that are carried at net amortized value were comprised of the following as of December 31, 2025 and 2024:
		Principal Outstanding		Unamortized Discount		Amortized Carrying Value
Inception	Maturity	December 31,		December 31,		December 31,
Date	Date	2025	2024	2025	2024	2025	2024
04/24/24	02/28/25	$–	$36,064	$–	$(8,772)	$–	$27,292
08/01/24	07/31/26	74,549	177,055	(6,620)	(18,642)	67,929	158,413
01/16/25	11/15/25	–	–	–	–	–	–
01/24/25	11/30/25	–	–	–	–	–	–
02/14/25	12/15/25	–	–	–	–	–	–
07/29/25	05/30/26	176,061	–	(30,499)	–	145,562	–
10/03/25	08/15/26	110,253	–	(32,812)	–	77,441	–
11/10/25	08/30/26	137,816	–	(39,096)	–	98,720	–
		$498,679	$213,119	$(109,027)	$(27,414)	$389,652	$185,705

Schedule of Amortization of Debt Discount and Repayments

Amortization of debt discount on such notes payable during the years ended December 31, 2025 and 2024 was as follows:

Inception	Maturity	Principal	Year Ended December 31,
Date	Date	Amount	2025	2024
08/08/23	06/30/24	$162,131	$–	$13,098
11/03/23	09/03/24	378,000	–	49,400
12/12/23	10/15/24	162,131	–	34,840
12/13/23	09/03/24	189,000	–	61,518
04/24/24	02/28/25	180,320	8,772	36,548
08/01/24	07/31/26	223,649	12,022	5,007
01/16/25	11/15/25	168,728	83,643	–
01/24/25	11/30/25	112,746	48,074	–
02/14/25	12/15/25	136,528	43,302	–
07/29/25	05/30/26	176,061	31,516	–
10/03/25	08/15/26	137,816	12,864	–
11/10/25	08/30/26	137,816	8,239	–
			$248,432	$200,411

Repayments on such notes payable during the years ended December 31, 2025 and 2024 were as follows:

Inception	Maturity	Principal	Year Ended December 31,
Date	Date	Amount	2025	2024
08/08/23	06/30/24	$162,131	$–	$97,279
11/03/23	09/03/24	378,000	–	302,400
12/12/23	10/15/24	162,131	–	162,131
12/13/23	09/03/24	189,000	–	189,000
04/24/24	02/28/25	180,320	36,064	144,256
08/01/24	07/31/26	223,649	102,506	46,594
01/16/25	11/15/25	168,728	168,728	–
01/24/25	11/30/25	112,746	112,746	–
02/14/25	12/15/25	136,528	136,528	–
07/29/25	05/30/26	176,061	–	–
10/03/25	08/15/26	137,816	27,563	–
11/10/25	08/30/26	137,816	–	–
			$584,135	$941,660